COST REDUCTION ACTIONS	12 Months Ended
Jan. 02, 2021
Restructuring and Related Activities [Abstract]
COST REDUCTION ACTIONS
NOTE 13. COST REDUCTION ACTIONS
Restructuring Charges
We have plans that provide eligible employees with severance benefits in the event of an involuntary termination. We calculate severance using the benefit formulas under the applicable plans. We record restructuring charges from qualifying cost reduction actions for severance and other exit costs (including asset impairment charges and lease and other contract cancellation costs) when they are probable and estimable.
2019/2020 Actions
During fiscal year 2020, we recorded $56 million in restructuring charges, net of reversals, related to our 2019/2020 actions. These charges consisted of severance and related costs for the reduction of approximately 2,160 positions and
 asset
 impairment charges at numerous locations across our company, which primarily included actions in our LGM and RBIS reportable segments. The actions in our LGM reportable segment were primarily associated with consolidations of operations in North America and its graphics business in Europe, in part in response to
COVID-19.
The actions in our RBIS reportable segment were primarily related to global headcount and footprint reduction, with some actions accelerated and expanded in response to
COVID-19.
During fiscal year 2019, we recorded $25.2 million in restructuring charges related to our 2019/2020 actions. These charges consisted of severance and related costs for the reduction of approximately 370 positions, as well as asset impairment charges.
2018/2019 Actions
In April 2018, we approved a restructuring plan (the “2018 Plan”) to consolidate the European footprint of our LGM reportable segment, which reduced headcount by approximately 390 positions, including temporary labor, in connection with the closure of a manufacturing facility. This reduction was partially offset by headcount additions in other locations, resulting in a net reduction of approximately 150 positions. During fiscal year 2020 and 2019, net restructuring reversals related to the 2018 Plan were not material. The cumulative charges associated with the 2018 Plan consisted of severance and related costs for the headcount reduction, as well as asset impairment charges. The activities related to the 2018 Plan were substantially completed as of the end of the second quarter of 2019.
Net restructuring reversals during fiscal year 2020 that related to other 2018/2019 actions, were not material. During fiscal year 2019, we recorded $28.2 million in restructuring charges, net of reversals, relating to these other 2018/2019 actions. These charges consisted of severance and related costs for the reduction of approximately 490 positions, as well as asset impairment charges.
Accruals for severance and related costs and lease cancellation costs were included in “Other current liabilities” in the Consolidated Balance Sheets. Asset impairment charges were based on the estimated market value of the assets, less selling costs, if applicable. Restructuring charges were included in “Other expense (income), net” in the Consolidated Statements of Income.
During 2020, restructuring charges and payments were as follows:

(In millions)	Accrual at December 28, 2019	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 2, 2021
2019/2020 Actions
Severance and related costs	$21.9	$49.8	$(45.7)	$–	$2.3	$28.3
Asset impairment charges	–	6.2	–	(6.2)	–	–

2018/2019 Actions
Severance and related costs	6.5	(.7)	(6.0)	–	.2	–
Lease cancellation costs	.3	–	–	–	–	.3

Total	$28.7	$55.3	$(51.7)	$(6.2)	$2.5	$28.6
During 2019, restructuring charges and payments were as follows:

(In millions)	Accrual at December 29, 2018	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 28, 2019
2019/2020 Actions
Severance and related costs	$–	$21.9	$–	$–	$–	$21.9
Asset impairment charges	–	3.3	–	(3.3)	–	–

2018/2019 Actions
Severance and related costs	40.7	24.0	(57.1)	–	(1.1)	6.5
Lease cancellation costs	–	.3	–	–	–	.3
Asset impairment charges	–	1.6	–	(1.6)	–	–

Total	$40.7	$51.1	$(57.1)	$(4.9)	$(1.1)	$28.7
The table below shows the total amount of restructuring charges incurred by reportable segment and Corporate.

(In millions)	2020	2019	2018
Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$27.9	$29.0	$57.8
Retail Branding and Information Solutions	18.7	9.8	11.9
Industrial and Healthcare Materials	8.4	9.4	4.0
Corporate	.3	2.2	–

Total	$55.3	$50.4	$73.7